Other information by nature	12 Months Ended
Dec. 31, 2023
Other Information Abstract [Abstract]
Other information by nature
13. Other information by nature
The following table provides a breakdown of depreciation and amortization and of personnel costs within the consolidated statement of profit and loss:

	For the years ended December 31,
(€ thousands)	2023		2022		2021
	Depreciation and amortization	Personnel costs	Depreciation and amortization	Personnel costs	Depreciation and amortization	Personnel costs
Cost of sales	(16,376)	(132,447)	(13,557)	(116,330)	(13,034)	(98,384)
Selling, general and administrative expenses	(174,905)	(344,421)	(157,050)	(270,845)	(140,165)	(262,053)
Marketing expenses	(1,889)	(10,276)	(1,275)	(7,912)	(996)	(7,325)
Total	(193,170)	(487,144)	(171,882)	(395,087)	(154,195)	(367,762)

At December 31, 2023 and 2022 the Group had 7,201 and 6,256, employees, respectively. Headcount increased mainly due to the TFI Acquisition (580 TFI employees and 45 Pelletteria Tizeta employees at December 31, 2023).